SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                            EACH OF THE LISTED FUNDS

                         ------------------------------

DWS Balanced Fund                        DWS Equity 500 Index Fund              DWS Large Cap Value Fund
DWS Blue Chip Fund                       DWS Equity Income Fund                 DWS Large Company Growth Fund
DWS Capital Growth Fund                  DWS Equity Partners Fund               DWS Lifecycle Long Range Fund
DWS Commodity Securities Fund            DWS Europe Equity Fund                 DWS Managed Municipal Bond Fund
DWS Communications Fund                  DWS Growth & Income Fund               DWS Micro Cap Fund
DWS Core Fixed Income Fund               DWS Health Care Fund                   DWS Mid Cap Growth Fund
DWS Core Plus Allocation Fund            DWS High Income Fund                   DWS RREEF Global Real Estate Securities
DWS Core Plus Income Fund                DWS High Income Plus Fund                  Fund
DWS Disciplined Long/Short Growth Fund   DWS High Yield Tax Free Fund           DWS RREEF Real Estate Securities Fund
DWS Disciplined Long/Short Value Fund    DWS Inflation Protected Plus Fund      DWS Short Duration Fund
DWS Disciplined Market Neutral Fund      DWS Intermediate Tax/AMT Free          DWS Short-Term Municipal Bond Fund
DWS Dreman Concentrated Value Fund           Fund                               DWS Small Cap Growth Fund
DWS Dreman High Return Equity Fund       DWS International Fund                 DWS Technology Fund
DWS Dreman Mid Cap Value Fund            DWS International Select Equity Fund   DWS U.S. Bond Index Fund
DWS Dreman Small Cap Value Fund          DWS International Value Opportunities  DWS U.S. Government Securities Fund
DWS EAFE(R) Equity Index Fund                Fund                               DWS Value Builder Fund

---------------------------------------------------------------------------------------------------------------------------


The following information replaces similar disclosure under the "Buying and Selling Institutional Class Shares" section of each fund's Institutional Class prospectus:

--------------------------------------------------------------------------------
Bank Name:             State Street Bank Boston
--------------------------------------------------------------------------------
Routing No:            011000028
--------------------------------------------------------------------------------
Attn:                  DWS Scudder
--------------------------------------------------------------------------------
DDA No:                9903-5552
--------------------------------------------------------------------------------
FBO:                   (Account name)
                       (Account number)
--------------------------------------------------------------------------------
Credit                 [Fund name] -- Institutional Class -- [Fund number].
--------------------------------------------------------------------------------












               Please Retain This Supplement for Future Reference.

June 4, 2007

                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group